NYSE Euronext

10010570

Edwin Mecabe
DIRECTOR
CORPORATE ACTIONS AND
MARKET WATCH

20 Broad Street 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CERTNYS

1-34646

Received SEC
MAR 0 2 2010
Washington, DC 20549

March 2, 2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, KROLL LABORATORY SPECIALISTS, INC. as an additional guarantor of the obligations of Inverness Medical Innovations, Inc., Guarantee of 9.00% Senior Subordinated Notes due 2016 of Inverness Medical Innovations, Inc. and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 2, 2010.

Sincerely,

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